Income Tax Provision - Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected income tax benefit from NOL carry-forwards	$ 1,100,710	$ 911,724
Less valuation allowance	(1,100,710)	(911,724)
Deferred tax assets, net of valuation allowance